SEGMENT REPORTING (Narrative) (Details) (UNITED STATES [Member], Land and Building [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
UNITED STATES [Member] | Land and Building [Member]
Segment Reporting Information [Line Items]
Long Lived Tangible Assets Located Outside Country	$ 54,432	$ 56,376